Document And Entity Information	Mar. 21, 2025
Document Information [Line Items]
Entity, Registrant Name	Vaxart, Inc.
Document, Type	8-K
Document, Period End Date	Mar. 21, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35285
Entity, Tax Identification Number	59-1212264
Entity, Address, Address Line One	170 Harbor Way
Entity, Address, Address Line Two	Suite 300
Entity, Address, City or Town	South San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	550-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	VXRT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000072444